Note 33 - Employee Benefits - Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) (Detail) € in Millions	Dec. 31, 2021 EUR (€)
Actual benefit payments 2020
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	€ 765
Actual benefit payments 2020 | Germany [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	477
Actual benefit payments 2020 | UK [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	134
Actual benefit payments 2020 | US [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	87
Actual benefit payments 2020 | Other [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	67
Benefits expected to be paid 2021
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	894
Benefits expected to be paid 2021 | Germany [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	515
Benefits expected to be paid 2021 | UK [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	235
Benefits expected to be paid 2021 | US [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	78
Benefits expected to be paid 2021 | Other [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	66
Benefits expected to be paid 2022
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	799
Benefits expected to be paid 2022 | Germany [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	523
Benefits expected to be paid 2022 | UK [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	133
Benefits expected to be paid 2022 | US [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	79
Benefits expected to be paid 2022 | Other [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	64
Benefits expected to be paid 2023
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	832
Benefits expected to be paid 2023 | Germany [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	542
Benefits expected to be paid 2023 | UK [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	143
Benefits expected to be paid 2023 | US [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	80
Benefits expected to be paid 2023 | Other [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	67
Benefits expected to be paid 2024
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	865
Benefits expected to be paid 2024 | Germany [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	560
Benefits expected to be paid 2024 | UK [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	161
Benefits expected to be paid 2024 | US [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	81
Benefits expected to be paid 2024 | Other [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	63
Benefits expected to be paid 2025
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	888
Benefits expected to be paid 2025 | Germany [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	577
Benefits expected to be paid 2025 | UK [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	165
Benefits expected to be paid 2025 | US [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	83
Benefits expected to be paid 2025 | Other [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	63
Benefits expected to be paid 2026 to 2030
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	4,813
Benefits expected to be paid 2026 to 2030 | Germany [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	3,119
Benefits expected to be paid 2026 to 2030 | UK [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	961
Benefits expected to be paid 2026 to 2030 | US [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	410
Benefits expected to be paid 2026 to 2030 | Other [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	€ 323